Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on
Year	Summary Compensation Table Total for Oscar Gonzalez Rocha	Compensation Actually Paid to Oscar Gonzalez Rocha (3)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEO's (4)	Total Shareholder Return (1)	Peer Group Total Shareholder Return (2)	Net Income (in millions)
2022	$1,220,954	$1,220,954	$313,312	$313,312%	3.5%	11.5	$2,638.50
2021	$1,462,085	$1,462,085	$359,650	$359,650%	-0.3%	34	$3,397.10
2020	$1,406,789	$1,406,789	$287,380	$287,380%	52.3%	-5.6	$1,570.40

1.	The comparison of total shareholder returns assumes that $100 was invested on December 31 of the prior year in Southern Copper Corporation and that dividends were reinvested when paid.
2.	The selected peer group is the S&P Metals and Mining Select Industry Index, which is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K.
3.	To calculate Compensation Actually Paid (“CAP") for the PEO on the PVP Table, there were no actuarial changes in pension value, pension related adjustments or equity award adjustments to report. Therefore, no adjustments were required to be made to the SCT total in accordance with SEC methodology for determining CAP for the PEO for each year shown.
4.	To calculate CAP for the Non-PEOs NEO’s on the PVP Table, there were no actuarial changes in pension value, pension related adjustments or equity award adjustments to report. Therefore, no adjustments were required to be made to the SCT total in accordance with SEC methodology for determining CAP for the Non-PEOs NEO’s for each year shown.

Company Selected Measure Name	total shareholder returns
Peer Group Issuers, Footnote [Text Block]
2.	The selected peer group is the S&P Metals and Mining Select Industry Index, which is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 1,220,954	$ 1,462,085	$ 1,406,789
PEO Actually Paid Compensation Amount	$ 1,220,954	1,462,085	1,406,789
Adjustment To PEO Compensation, Footnote [Text Block]
3.	To calculate Compensation Actually Paid (“CAP") for the PEO on the PVP Table, there were no actuarial changes in pension value, pension related adjustments or equity award adjustments to report. Therefore, no adjustments were required to be made to the SCT total in accordance with SEC methodology for determining CAP for the PEO for each year shown.

Non-PEO NEO Average Total Compensation Amount	$ 313,312	359,650	287,380
Non-PEO NEO Average Compensation Actually Paid Amount	$ 313,312	359,650	287,380
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
4.	To calculate CAP for the Non-PEOs NEO’s on the PVP Table, there were no actuarial changes in pension value, pension related adjustments or equity award adjustments to report. Therefore, no adjustments were required to be made to the SCT total in accordance with SEC methodology for determining CAP for the Non-PEOs NEO’s for each year shown.

Total Shareholder Return Amount	$ 3.5	(0.3)	52.3
Peer Group Total Shareholder Return Amount	11.5	34	(5.6)
Net Income (Loss)	$ 2,638,500,000	3,397,100,000	1,570,400,000
PEO Name	Oscar Gonzalez Rocha
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]
1.	The comparison of total shareholder returns assumes that $100 was invested on December 31 of the prior year in Southern Copper Corporation and that dividends were reinvested when paid.

PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0